Consolidated Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and equivalents	$ 85,110	$ 53,198
Accounts receivable	6,689	13,791
Inventories	58,841	43,620
Other financial assets	3,583	730
Prepaids	2,975	2,513
Total current assets	157,198	113,852
Property, plant and equipment	742,619	758,006
Other financial assets	5,298	6,783
Goodwill	5,250	5,355
Total assets	910,365	883,996
Current liabilities
Accounts payable and other liabilities	51,747	43,685
Current portion of long-term debt	17,617	16,460
Current portion of deferred revenue	5,604	4,558
Interest payable on senior secured notes	1,160	1,184
Current income tax payable	2,356	1,406
Total current liabilities	78,484	67,293
Long-term debt	345,787	357,025
Provision for environmental rehabilitation ("PER")	78,983	66,373
Deferred and other tax liabilities	39,060	50,703
Deferred revenue	47,154	39,433
Other financial liabilities	3,525	1,483
Total liabilities	592,993	582,310
EQUITY
Share capital	472,870	436,318
Contributed surplus	53,433	51,622
Accumulated other comprehensive income ("AOCI")	7,674	6,827
Deficit	(216,605)	(193,081)
Total equity	317,372	301,686
Total equity and liabilities	$ 910,365	$ 883,996